Spartan U.S. Bond Index Fund | Inv Adv
Supplement to the
Spartan® U.S. Bond Index Fund (formerly Fidelity® U.S. Bond Index Fund)
Investor Class and Fidelity Advantage® Class
October 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%A	0.17%
Fee waiver and/or expense reimbursementB		0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.11%
A Based on historical expenses, adjusted to reflect current fees.
B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.11%. This arrangement will remain in effect through October 31, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$23	$11
3 years	$71	$44
5 years	$124	$85
10 years	$280	$206

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 4, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035315
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 4, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 4, 2012
Prospectus Date	rr_ProspectusDate	Oct 29, 2011
Spartan U.S. Bond Index Fund | Inv Adv
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst35315_SupplementTextBlock
Supplement to the
Spartan® U.S. Bond Index Fund (formerly Fidelity® U.S. Bond Index Fund)
Investor Class and Fidelity Advantage® Class
October 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%A	0.17%
Fee waiver and/or expense reimbursementB		0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.11%
A Based on historical expenses, adjusted to reflect current fees.
B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.11%. This arrangement will remain in effect through October 31, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$23	$11
3 years	$71	$44
5 years	$124	$85
10 years	$280	$206